Subsequent Events (Details) - Jul. 28, 2015 - Global Share Incentive Plan (2013) [Member] - Subsequent Event [Member] - $ / shares	Total
Subsequent Events [Line Items]
Options granted	89,907
Exercise price per share of each stock option	$ 26.91
Percentage fall in closing price of ordinary shares for expiry of stock option	50.00%
Closing price to determine expiration date	$ 13.46